Treasury Stock - Stock Repurchase Plans and Repurchases by Year (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended				3 Months Ended	12 Months Ended			34 Months Ended	35 Months Ended	36 Months Ended
	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Apr. 30, 2010	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Oct. 31, 2017	Nov. 30, 2017	Dec. 31, 2017	Jan. 31, 2015	Jan. 31, 2014
Stock Repurchase Plan
Total Number of Shares Purchased	1,667,000	1,500,000	300,000		3,467,000
Average Price Paid per Share	$ 75.22	$ 73.05	$ 71.26		$ 73.41
Repurchased Shares Cost						$ 284,237	$ 30,275	$ 242,235
Stock repurchase plans
Stock Repurchase Plan
Total Number of Shares Purchased						3,850,000	500,000	5,150,000
Average Price Paid per Share						$ 73.41	$ 48.57	$ 47.01
Repurchased Shares Cost						$ 282,645	$ 24,287	$ 242,085
April 2010 stock repurchase plan
Stock Repurchase Plan
Shares authorized to be repurchased				10,000,000									28,000,000
Period over which shares may be purchased				2 years
January 2015 stock repurchase plan
Stock Repurchase Plan
Shares authorized to be repurchased												20,000,000
Total Number of Shares Purchased									6,350,000	7,850,000	9,500,000